Financial instruments - Fair values and risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	€ 4,473.0	€ 5,565.4	€ 5,324.2
Current derivative financial liabilities	142.3	224.7	178.8
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	1,344.2	2,511.7	2,510.3
Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	1,494.3	2,738.9	2,692.4
Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,322.9	5,338.2	5,142.1
Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	150.1	227.2	182.1
Current maturities of debt
Disclosure of financial liabilities [line items]
Financial liabilities	1,198.8	848.4	50.0
Current maturities of debt | Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	1,196.4	850.3	50.0
Current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,198.8	848.4	50.0
Non-current maturities of debt
Disclosure of financial liabilities [line items]
Financial liabilities	147.8	1,685.2	2,532.2
Non-current maturities of debt | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	1,344.2	2,511.7	2,510.3
Non-current maturities of debt | Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	147.8	1,661.4	2,460.3
Non-current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	147.8	1,685.2	2,532.2
Foriegn currency forward contracts
Disclosure of financial liabilities [line items]
Financial liabilities	79.6	2.7	3.3
Foriegn currency forward contracts | Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	79.6	2.7	3.3
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	79.6	2.7	3.3
Commodity forward contracts
Disclosure of financial liabilities [line items]
Financial liabilities	70.5	224.5	178.8
Jet fuel and carbon derivative contracts
Disclosure of financial liabilities [line items]
Financial liabilities	70.5	224.5	178.8
Jet fuel and carbon derivative contracts | Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	70.5	224.5	178.8
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	70.5	224.5	178.8
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	609.8	702.0	792.2
Trade payables | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities			792.2
Trade payables (Current)
Disclosure of financial liabilities [line items]
Financial liabilities	609.8	702.0
Trade payables (Current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	609.8	702.0
Accrued expenses
Disclosure of financial liabilities [line items]
Financial liabilities	2,221.6	1,953.5	1,603.1
Accrued expenses | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,221.6	1,953.5	1,603.1
Lease liabilities - right of use
Disclosure of financial liabilities [line items]
Financial liabilities	144.9	149.1	164.6
Lease liabilities - right of use | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 144.9	€ 149.1	€ 164.6